Share-Based Compensation - Fair value assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Share-Based Compensation
Expected dividend yield	0.00%
Stock options | 2018 Plan
Share-Based Compensation
Expected volatility		48.56%	60.00%
Risk-free interest rate (per annum)		1.25%	2.80%
Exercise multiple		2.2	2.2
Expected dividend yield		0.00%	0.00%
Contractual term (in years)		5 years	5 years